------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                  June 30, 1997
                               ------------------




                                 The Value Line
                                     Special
                                   Situations
                                   Fund, Inc.




                                     [LOGO]

The Value Line Special Situations Fund, Inc.


                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

We're pleased to report that our revamping of the Value Line Special Situations Fund is already showing positive results. In the first half of 1997, your Fund earned a total return of 12.07%, versus a total return of 10.20% for the Russell 2000, an unmanaged index of smaller-capitalization stocks, and a total return of 20.59% for the Standard & Poor's 500, an unmanaged index of larger-capitalization stocks. More than half of the Fund's holdings are in small-cap stocks (with most of the remainder in mid-cap), making the Russell 2000 the more meaningful benchmark. In the current market environment we believe that small and mid-capitalization stocks offer greater opportunity as their price/earnings multiples are generally more attractive in comparison to their earnings growth rates than are larger capitalization stocks.

Reflecting this improved performance, two major publications have raised their ratings on the Fund this year. Investor's Business Daily upped your Fund's performance ranking from C- to B+. And the New York Times boosted the Fund's category rating from a "2" to a "4" on a scale from 1, Lowest, to 5, Highest. This rating compares the Fund's returns, adjusted for risk, to other funds in the small-cap growth category. Year to date, your Fund's performance ranks well up in the top quartile in this category.

As detailed in the Fund's 1996 annual report to shareholders, the Fund installed a new portfolio management team at the end of last year. This team is emphasizing stockholdings with strong earnings momentum and strong price momentum, two characteristics that have been key to the 32-year success record of the Value Line Timeliness Ranking System. We continue to invest in special situations, but only those that are already responding positively to favorable corporate developments. In addition, we have become active participants in the market for initial public offerings. These relatively young companies added more than one percentage point to performance in the first half of the year, even though making up less than 5% of the fund's holdings.

Meanwhile, climbing valuations in the stock market mean that risk control has assumed heightened importance. We have reduced risk exposure in the portfolio through wide diversification across many different industry sectors. In particular, the volatile science and technology sectors now make up less than 25% of the Fund's stockholdings, versus about 75% a year ago. Investment in over 200 different companies limits loss potential from any single holding or sector.

We will maintain our sharpened focus on maximizing reward while minimizing risk. Thank you for investing with us.


                                   Sincerely,


                                   /s/ Jean Bernhard Buttner
                                   Jean Bernhard Buttner
                                   Chairman and President

August 26, 1997

--------------------------------------------------------------------------------
2

                                    The Value Line Special Situations Fund, Inc.


Special Situations Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy continues to push ahead, with such important indicators as the level of manufacturing activity and the rate of employment growth exhibiting a reasonably good degree of strength. Such trends, and a continuing healthy level of consumer confidence, suggest that growth will average 2.5%-3.0% during the closing half of the year. Thereafter, we would expect the expansion pace to moderate somewhat, with real, inflation-adjusted GDP growth holding in the range of 2.0%-2.5% in 1998.

Inflation, meanwhile, continues to be remarkably subdued. This healthy pricing trend, which is all the more impressive given the longevity of the business upcycle, is, moreover, unlikely to change dramatically in the months ahead. Underscoring our optimism in this area is the recent hammering out of a budget package (which should reduce the government's need to borrow to finance the deficit) and the fact that there is still a lack of serious shortages on either the labor or the raw-materials fronts.

Interest rates, meantime, reflecting the current, relatively moderate pace of economic growth and the subdued pricing structure, are unlikely to increase much over the next few months. Nevertheless, we caution that given the seeming resiliency of the business expansion, an inflation-wary Federal Reserve will probably not shy away from tightening the monetary reins if the present pricing stability gives way. And an upward move in rates, if sufficiently pronounced, would be poorly received, in our opinion, by both the stock and the bond markets and, as well, by the U.S. economy down the road. The recent increase in volatility in the financial markets suggests that many are now questioning whether the current, benign environment can last much longer. We think a cautious investment strategy is now in order.

*    Performance Data:

                                                                   Growth
                                             Average             an Assumed
                                             Annual             Investment of
                                          Total Return             $10,000
                                          ------------          -------------
 1 year ended 6/30/97..................      14.88%                $11,488
 5 years ended 6/30/97.................      15.50%                $20,552
10 years ended 6/30/97.................       7.85%                $21,289


* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital-gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------
                                                                               3

The Value Line Special Situations Fund, Inc.


Portfolio Highlights at June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                    Value               Percentage of
Issue                                                          Shares          (in thousands)             Net Assets
---------------------------------------------------------------------------------------------------------------------
Genentech, Inc. ................................               35,000              $ 2,063                   2.2%
Paul Harris Stores, Inc. .......................               78,300                1,312                   1.4
AES Corp. (The) ................................               14,000                  990                   1.0
International Business Machines Corp. ..........               10,000                  902                   0.9
Tyco International, Ltd. .......................               12,000                  835                   0.9
United Technologies Corp. ......................               10,000                  830                   0.9
Compuware Corp. ................................               17,000                  812                   0.8
Ross Stores, Inc. ..............................               22,000                  719                   0.8
TJX Companies, Inc. ............................               26,000                  686                   0.7
Ethan Allen Interiors, Inc. ....................               12,000                  684                   0.7


Five Largest Industry Categories
                                                               Value               Percentage of
Industry                                                   (in thousands)            Net Assets
---------------------------------------------------------------------------------------------------------------------

Computer Software & Services ...................              $ 6,869                   7.2%
Retail-Special Lines ...........................                5,749                   6.0
Diversified Companies ..........................                5,088                   5.3
Retail Store ...................................                4,913                   5.1
Machinery ......................................                4,277                   4.5

Five Largest Net Security Purchases*
                                                                Cost
Issue                                                      (in thousands)
---------------------------------------------------------------------------------------------------------------------

Paul Harris Stores, Inc. .......................              $   974
International Business Machines Corp. ..........                  772
Shopko Stores, Inc. ............................                  625
Vistana, Inc. ..................................                  516
Marsh & McLennan Companies, Inc. ...............                  497

Five Largest Net Security Sales*
                                                              Proceeds
Issue                                                      (in thousands)
---------------------------------------------------------------------------------------------------------------------

Firearms Training Systems Inc. Class "A" .......              $ 1,124
AlliedSignal, Inc. .............................                  914
Larscom Inc. Class "A" .........................                  906
Steris Corp. ...................................                  857
BMC Software, Inc. .............................                  792

*    For the six month period ended 06/30/97

--------------------------------------------------------------------------------
4

                                    The Value Line Special Situations Fund, Inc.


Schedule of Investments                                June 30, 1977 (unaudited)
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                      (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (93.2%)
                ADVERTISING (0.5%)
       8,000    Omnicom Group, Inc. ...........................           $ 493

                AEROSPACE/DEFENSE (2.7%)
      17,000    Aviall, Inc. ..................................             238
       7,000    BE Aerospace, Inc.* ...........................             221
       9,000    Coltec Industries, Inc.* ......................             175
       6,000    Ducommun Inc.* ................................             177
      16,000    Kellstrom Industries, Inc.* ...................             252
       8,000    Precision Castparts Corp. .....................             477
       7,000    Sundstrand Corp. ..............................             391
       5,000    Thiokol Corp. .................................             350
      10,000    Wyman-Gordon Co.* .............................             270
                                                                       --------
                                                                          2,551

                AIR TRANSPORT (1.4%)
      10,000    Airborne Freight Corp. ........................             419
      22,000    Expeditors International
                    of Washington, Inc. .......................             624
       9,000    U.S. Airways Group Inc.* ......................             315
                                                                       --------
                                                                          1,358

                APPAREL (1.9%)
      12,000    Farah Inc.* ...................................              77
      21,000    Hartmarx Corp.* ...............................             173
       8,000    Jones Apparel Group, Inc.* ....................             382
       5,000    Oxford Industries, Inc. .......................             142
       6,300    Polo Ralph Lauren
                    Corp. Class "A"* ..........................             172
      10,000    Quaker Fabric Corp.* ..........................             165
      18,000    Sport-Haley Inc.* .............................             302
       7,000    Tarrant Apparel Group * .......................             109
       4,000    V.F. Corp. ....................................             339
                                                                       --------
                                                                          1,861

                AUTO & TRUCK (0.8%)
      20,000    Navistar International Corp.* .................             345
       8,000    PACCAR, Inc. ..................................             372
                                                                       --------
                                                                            717

                AUTO PARTS-ORIGINAL
                  EQUIPMENT (0.3%)
       5,000    Keystone Automotive
                    Industries, Inc.* .........................              85
       5,000    Tower Automotive, Inc.* .......................             215
                                                                       --------
                                                                            300
                AUTO PARTS-
                  REPLACEMENT (1.0%)
       6,000    Federal Mogul Corp. ...........................             210
       8,000    SPX Corp. .....................................             518
       7,000    Wynns International, Inc. .....................             199
                                                                       --------
                                                                            927
                BEVERAGE-SOFT DRINK
                  (0.3%)
       5,000    Coca-Cola FEMSA S.A.
                    de CV (ADR). ..............................             258

                BUILDING MATERIALS
                  (0.7%)
       9,000    Chicago Bridge &
                    Iron Co., N.V. ............................             199
       8,000    Martin Marietta
                    Materials, Inc. ...........................             259
       6,000    Thomas Industries, Inc. .......................             173
                                                                       --------
                                                                            631
                CEMENT & AGGREGATES
                  (0.9%)
       6,000    Lone Star Industries, Inc. ....................             272
       5,000    Medusa Corp. ..................................             192
       5,000    Vulcan Materials Co. ..........................             392
                                                                       --------
                                                                            856
                CHEMICAL-SPECIALTY
                  (1.8%)
       8,000    Avery Dennison Corp. ..........................             321
       6,000    Ecolab Inc. ...................................             286
       8,000    Ferro Corp. ...................................             297
      10,000    Lubrizol Corp. ................................             419
       8,000    Tredegar Industries, Inc. .....................             444
                                                                       --------
                                                                          1,767

--------------------------------------------------------------------------------
                                                                               5

The Value Line Special Situations Fund, Inc.


Schedule of Investments
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                      (in thousands)
--------------------------------------------------------------------------------

                COAL/ALTERNATE
                  ENERGY (1.0%)
      14,000    AES Corp. (The)* ..............................           $ 990

                COMPUTER &
                  PERIPHERALS (2.7%)
       3,000    Compaq Computer Corp.* ........................             298
      10,000    Data General Corp.* ...........................             260
       5,000    Documentum, Inc.* .............................             124
      20,000    Funco, Inc.* ..................................             370
      10,000    International Business
                    Machines Corp. ............................             902
       9,000    STB Systems, Inc.* ............................             295
       9,000    SMART Modular
                    Technologies, Inc.* .......................             304
                                                                       --------
                                                                          2,553
                COMPUTER SOFTWARE
                  & SERVICES (7.2%)
      12,000    Apex PC Solutions, Inc.* ......................             237
       5,000    Baan Company N.V.* ............................             344
       8,000    Banctec, Inc.* ................................             208
      12,000    Computer Task Group, Inc. .....................             447
      17,000    Compuware Corp.* ..............................             812
       7,000    Comverse Technology, Inc.* ....................             364
      11,000    Credit Management
                    Solutions, Inc.* ..........................             146
       4,000    Dassault Systems S.A. (ADR)* ..................             285
       8,000    Data Dimensions, Inc.* ........................             176
      16,000    Discreet Logic, Inc.* .........................             264
      10,000    Electronics For Imaging, Inc.* ................             472
      12,000    Fiserv Inc.* ..................................             536
       4,000    Larscom Inc. Class "A"* .......................              43
       9,000    National Data Corp. ...........................             390
       3,000    Peapod Inc.* ..................................              34
       7,000    Peoplesoft, Inc.* .............................             369
      13,000    R.F. Monolithics, Inc.* .......................             263
       4,000    Saville Systems, PLC (ADR)* ...................             208
       6,000    Systems & Computer
                    Technology Corp.* .........................             160
       8,000    Technomatix Technologies Ltd.* ................             260
      12,000    USCS International, Inc.* .....................             393
       3,500    Visio Corp.* ..................................             247
       8,000    Wall Data, Inc.* ..............................             211
                                                                       --------
                                                                          6,869

                DIVERSIFIED COMPANIES
                  (5.3%)
       6,000    Barnes Group, Inc. ............................             178
      18,000    Barringer Technologies, Inc.* .................             270
       8,000    Crane Co. .....................................             334
      10,000    Danaher Corp. .................................             508
      10,000    Deswell Industries, Inc. ......................             217
      16,000    Griffon Corp.* ................................             219
       3,000    Hillenbrand Industries, Inc. ..................             142
      10,000    National Service
                    Industries, Inc. ..........................             487
       5,000    Premark International, Inc. ...................             134
       4,500    Sequa Corp. Class "A"* ........................             254
       7,000    Textron, Inc. .................................             465
      12,000    Tyco International, Ltd. ......................             835
      10,000    United Technologies Corp. .....................             830
       8,000    Varlen Corp. ..................................             215
                                                                       --------
                                                                          5,088

                DRUG (3.4%)
       7,000    Bio-Technology
                    General Corp.* ............................              94
       3,200    Bristol-Myers Squibb Co. ......................             259
      35,000    Genentech, Inc.* ..............................           2,063
       7,000    Immunex Corp.* ................................             254
      12,000    NBTY, Inc.* ...................................             336
       4,000    Teva Pharmaceutical
                    Industries, Ltd. (ADR) ....................             259
                                                                       --------
                                                                          3,265

                DRUGSTORE (0.4%)
       8,000    CVS Corp.* ....................................             410

                ELECTRICAL EQUIPMENT
                  (2.0%)
       5,000    Cooper Industries, Inc. .......................             249
       8,000    Corning, Inc. .................................             445
       7,000    Jabil Circuit, Inc.* ..........................             587
      18,000    MagneTek, Inc.* ...............................             299
       8,000    Semtech Corp.* ................................             292
                                                                       --------
                                                                          1,872

--------------------------------------------------------------------------------
6

                                    The Value Line Special Situations Fund, Inc.


                                                       June 30, 1977 (unaudited)
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                      (in thousands)
--------------------------------------------------------------------------------

                ELECTRONICS (2.4%)
       6,000    Applied Signal
                    Technology Inc.* ..........................            $ 50
      15,000    Creative Technology, Ltd.* ....................             255
       7,000    Electro Scientific
                    Industries, Inc.* .........................             293
       3,000    Fluke Corp. ...................................             178
       4,000    Hadco Corp.* ..................................             262
       9,000    ITI Technologies, Inc.* .......................             206
      16,000    Micro Linear Corp.* ...........................             168
       6,000    Plexus Corp.* .................................             335
       8,000    Reliability Inc.* .............................             124
       8,000    Rogers Corp.* .................................             282
       2,000    Solectron Corp.* ..............................             140
                                                                       --------
                                                                          2,293

                ENTERTAINMENT (1.8%)
       8,500    Carmike Cinemas, Inc.
                    Class "A"* ................................             278
       8,000    Chancellor Broadcasting Co.
                    Class "A"* ................................             320
       9,000    Clear Channel
                    Communications, Inc.* .....................             554
      15,000    Colonial Downs Holdings, Inc.
                    Class "A"* ................................              98
      10,000    Racing Champions Corp.* .......................             155
       9,000    Westwood One, Inc.* ...........................             290
                                                                       --------
                                                                          1,695

                ENVIRONMENTAL (0.9%)
      16,000    Allied Waste Industries, Inc.* ................             278
       3,000    Culligan Water
                    Technologies, Inc.* .......................             134
      14,000    Eastern Environmental
                    Services, Inc.* ...........................             224
      10,000    U.S. Filter Corp.* ............................             273
                                                                       --------
                                                                            909

                FINANCIAL SERVICES
                  (0.9%)
      10,000    ARM Financial Group, Inc.
                     Class "A"* ...............................             200
      13,000    Imperial Credit
                    Industries, Inc.* .........................             267
      25,000    New Century
                    Financial Corp.* ..........................             363
                                                                       --------
                                                                            830

                FOOD PROCESSING (2.2%)
      22,000    Chiquita Brands
                    International, Inc. .......................             302
      11,000    Dean Foods Co. ................................             444
       5,000    Interstate Bakeries Corp. .....................             297
      19,000    Morningstar Group, Inc. (The)* ................             558
       2,800    Pioneer Hi-Bred
                    International, Inc. .......................             224
       4,500    Smithfield Foods, Inc.* .......................             277
                                                                       --------
                                                                          2,102

                FOREIGN ELECTRONICS/  ENTERTAINMENT (0.2%)
       5,000    ASE Test Ltd.* ................................             211

                FOREIGN
                  TELECOMMUNICATIONS
                  (0.6%)
       6,000    Northern Telecom Ltd. .........................             546

                FURNITURE/HOME
                   FURNISHINGS (2.4%)
      12,000    Ethan Allen Interiors, Inc. ...................             684
      17,000    Furniture Brands
                    International, Inc.* ......................             329
       7,000    La-Z-Boy, Inc. ................................             252
      12,000    Miller (Herman), Inc. .........................             432
       6,000    Mohawk Industries, Inc.* ......................             136
      29,500    O'Sullivan Industries
                    Holdings, Inc.* ...........................             489
                                                                       --------
                                                                          2,322

--------------------------------------------------------------------------------
                                                                               7

The Value Line Special Situations Fund, Inc.


Schedule of Investments
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                      (in thousands)
--------------------------------------------------------------------------------

                GROCERY (0.3%)
       5,000    American Stores Co. ...........................           $ 247

                HEALTHCARE
                  INFORMATION
                  SYSTEMS (0.1%)
       4,000    MedQuist Inc.* ................................             121

                HOMEBUILDING (0.3%)
      18,000    Host Marriott Corp.* ..........................             321

                HOTEL/GAMING (1.2%)
      11,000    Promus Hotel Corp.* ...........................             426
       5,000    Silverleaf Resorts Inc.* ......................              77
      43,000    Vistana, Inc.* ................................             667
                                                                       --------
                                                                          1,170

                HOUSEHOLD PRODUCTS
                  (1.6%)
      13,000    Libbey, Inc. ..................................             455
       3,800    Procter & Gamble Co. ..........................             537
      10,000    Scotts Co. (The) Class "A"* ...................             290
       6,000    Sunbeam Corporation ...........................             226
                                                                       --------
                                                                          1,508

                INDUSTRIAL SERVICES
                  (2.6%)
       5,000    CDI Corp.* ....................................             208
      20,000    Caribiner International Inc.* .................             653
       8,000    Computer Learning
                    Centers, Inc.* ............................             336
       6,500    Fine Host Corp.* ..............................             205
      10,000    Pameco Corp.* .................................             178
       5,000    Robert Half International, Inc.* ..............             235
       4,000    Service Experts, Inc.* ........................              98
      12,000    Source Services Corp.* ........................             322
       5,000    Staff Leasing Inc.* ...........................              94
       7,000    U.S. Rentals, Inc.* ...........................             177
                                                                       --------
                                                                          2,506

                INSURANCE-DIVERSIFIED
                  (1.2%)
       5,000    American Bankers Insurance
                    Group, Inc. ...............................             316
       2,000    American International
                    Group, Inc. ...............................             299
       8,000    Marsh & McLennan
                    Companies, Inc. ...........................             571
                                                                       --------
                                                                          1,186
                INSURANCE-LIFE (1.8%)
      12,000    Conseco, Inc. .................................             444
      12,000    Hartford Life Inc. Class "A" ..................             450
       3,000    ReliaStar Financial Corp. .....................             219
       4,000    SunAmerica Inc. ...............................             195
       6,000    Torchmark Corp. ...............................             428
                                                                       --------
                                                                          1,736
                INSURANCE-PROPERTY/
                  CASUALTY (0.2%)
       5,000    Vesta Insurance Group, Inc. ...................             216

                MACHINERY (4.5%)
       5,000    Applied Power, Inc. Class "A" .................             258
      10,000    Chart Industries, Inc. ........................             274
       3,000    DT Industries, Inc. ...........................             107
       8,000    Deere & Co. ...................................             439
       9,000    Dreco Energy Services, Ltd.
                    Class "A"* ................................             472
       5,000    GATX Corp. ....................................             289
      14,000    Gardner Denver Machinery Inc.* ................             417
       6,000    Gehl Co.* .....................................             101
      25,000    Iteq Inc.* ....................................             238
      30,000    International Comfort
                    Products Corp.* ...........................             163
       6,000    Lincoln Electric Co. ..........................             210
       5,000    Manitowoc Co., Inc. ...........................             234
       6,000    Parker-Hannifin Corp. .........................             364
       8,000    Regal-Beloit Corp. ............................             210
       6,000    Robbins & Myers, Inc. .........................             195
       8,000    Zoltek Companies, Inc.* .......................             306
                                                                       --------
                                                                          4,277

--------------------------------------------------------------------------------
8

                                    The Value Line Special Situations Fund, Inc.


                                                       June 30, 1977 (unaudited)
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                      (in thousands)
--------------------------------------------------------------------------------

                MEDICAL SERVICES (1.9%)
       3,000    Aetna Inc. ....................................           $ 307
      13,000    Premier Laser Systems, Inc.
                    Class "A"* ................................             145
      10,000    Rehabcare Group, Inc.* ........................             370
      10,000    Universal Health Services, Inc.
                    Class "B"* ................................             385
      19,000    Veterinary Centers of
                     America, Inc.* ...........................             232
       9,000    Wellpoint Health Networks, Inc.* ..............             413
                                                                       --------
                                                                          1,852

                MEDICAL SUPPLIES (2.2%)
      12,000    Cooper Companies, Inc.* .......................             279
      19,000    Graham-Field Health
                    Products Inc.* ............................             259
       6,000    Guidant Corp. .................................             510
      17,000    International Murex
                     Technologies Corp.* ......................             146
       9,000    Kinetic Concepts, Inc. ........................             162
       6,000    McKesson Corp. ................................             465
      10,000    Safeskin Corp.* ...............................             294
                                                                       --------
                                                                          2,115
                METAL FABRICATING
                  (0.7%)
      11,000    Maverick Tube Corp* ...........................             413
       6,000    Timken Co. ....................................             213
                                                                       --------
                                                                            626
                NATURAL GAS-
                  DIVERSIFIED (0.5%)
       9,000    El Paso Natural Gas Co. .......................             495

                NEWSPAPER (1.3%) 6,000 Central Newspapers Inc.
                    Class "A" .................................             430
       2,200    Gannett Co., Inc. .............................             217
      12,000    Harte-Hanks
                     Communications, Inc. .....................             354
       4,000    Times Mirror Co. Series "A" ...................             221
                                                                       --------
                                                                          1,222

                OILFIELD SERVICES/
                  EQUIPMENT (1.4%)
       6,000    Aztec Manufacturing Co. .......................              95
       8,000    Camco International, Inc. .....................             438
       5,000    Core Laboratories N.V.* .......................             130
       9,900    Global Industries, Ltd.* ......................             231
         500    Hanover Compressor Co.* .......................              10
       7,000    Mitcham Industries, Inc.* .....................              86
      12,000    Santa Fe International Corp. ..................             408
                                                                        -------
                                                                          1,398

                PACKAGING &
                  CONTAINER (0.4%)
       8,000    Gibson Greetings, Inc.* .......................             180
       8,000    Owens-Illinois, Inc.* .........................             248
                                                                        -------
                                                                            428

                PAPER & FOREST
                  PRODUCTS (1.4%)
       5,000    Bowater, Inc. .................................             231
      12,000    Fibreboard Corp.* .............................             250
      24,000    Mail-Well, Inc.* ..............................             684
       7,500    Mosinee Paper Corp. ...........................             184
                                                                        -------
                                                                          1,349

                PRECISION INSTRUMENTS
                  (0.8%)
       4,000    Dionex Corp.* .................................             205
      30,000    Meade Instruments Corp.* ......................             212
      10,000    Orbotech, Ltd.* ...............................             319
                                                                       --------
                                                                            736

                PUBLISHING (0.9%)
       9,000    Consolidated Graphics, Inc.* ..................             376
       3,000    Splash Technology Holdings Inc.* ..............             108
      14,000    Valassis Communications Inc.* .................             336
                                                                       --------
                                                                            820

--------------------------------------------------------------------------------
                                                                               9

The Value Line Special Situations Fund, Inc.


Schedule of Investments
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                      (in thousands)
--------------------------------------------------------------------------------

                RECREATION (0.8%)
       8,000    Action Performance
                    Companies, Inc.* ..........................           $ 194
      13,000    Fountain Powerboat
                    Industries, Inc.* .........................             192
      25,000    Handleman Co.* ................................             159
       5,000    Harley-Davidson, Inc. .........................             240
                                                                       --------
                                                                            785

                RESTAURANT (1.4%)
      15,000    CKE Restaurants, Inc. .........................             474
      12,000    Foodmaker, Inc.* ..............................             197
       5,000    O'Charley's, Inc.* ............................              85
      12,000    Planet Hollywood International,
                    Inc. Class "A"* ...........................             276
      20,000    WSMP, Inc.* ...................................             272
                                                                       --------
                                                                          1,304

                RETAIL-SPECIAL LINES
                  (6.0%)
       3,000    Amway Asia Pacific, Ltd. ......................             131
      12,000    AnnTaylor Stores Corp.* .......................             234
       5,000    Barnes & Noble, Inc.* .........................             215
       6,000    Brightpoint, Inc.* ............................             195
       8,000    Cole National Corp. Class "A"* ................             352
       4,000    Cutter & Buck Inc.* ...........................              65
      15,000    Damark International,
                    Inc. Class "A"* ...........................             233
      17,000    Dress Barn, Inc.* .............................             332
      17,000    Goody's Family Clothing, Inc.* ................             465
       8,000    Herbalife International, Inc. .................             130
      12,000    Lands' End, Inc.* .............................             356
       7,000    Payless ShoeSource, Inc.* .....................             383
      12,000    Pier 1 Imports, Inc. ..........................             318
      14,000    Rent-Way, Inc.* ...............................             206
      22,000    Ross Stores, Inc. .............................             719
       4,000    Russ Berrie & Co., Inc. .......................              88
      26,000    TJX Companies, Inc. ...........................             686
       8,000    Tiffany & Co. .................................             369
      13,500    Tuesday Morning Corp.* ........................             272
                                                                       --------
                                                                          5,749

                RETAIL BUILDING SUPPLY
                  (0.5%)
      20,000    Eagle Hardware & Garden, Inc.* ................             457

                RETAIL STORE (5.1%)
       5,000    Carson Pirie Scott & Co.* .....................             159
      15,000    Costco Companies, Inc.* .......................             493
       9,000    Dayton-Hudson Corp. ...........................             479
      12,000    Family Dollar Stores, Inc. ....................             327
      10,000    Mac Frugal's Bargains
                    Closeouts* ................................             272
       5,000    Meyer (Fred), Inc.* ...........................             258
       8,000    99 Cents Only Stores * ........................             241
       7,000    Pacific Sunwear of
                    California, Inc.* .........................             226
      78,300    Paul Harris Stores, Inc.* .....................           1,312
      25,000    Shopko Stores, Inc. ...........................             637
       8,000    Stage Stores, Inc.* ...........................             209
      10,000    Stein Mart, Inc.* .............................             300
                                                                       --------
                                                                          4,913

                SEMICONDUCTOR (1.2%)
       4,000    Advanced Technology
                    Materials, Inc.* ..........................             114
       4,000    Burr-Brown Corp.* .............................             138
       7,900    Dallas Semiconductor Corp. ....................             310
      10,000    RF Micro Devices Inc.* ........................             191
      16,000    Tower Semiconductor Ltd.* .....................             192
       4,000    Unitrode Corp.* ...............................             202
                                                                       --------
                                                                          1,147

                SHOE (0.8%)
      20,000    Genesco, Inc.* ................................             284
      16,500    Wolverine World Wide, Inc. ....................             501
                                                                       --------
                                                                            785

--------------------------------------------------------------------------------
10

The Value Line Special Situations Fund, Inc.


Schedule of Investments                                June 30, 1977 (unaudited)
--------------------------------------------------------------------------------

                                                                       Value
      Shares                                                      (in thousands)
--------------------------------------------------------------------------------

                TELECOMMUNICATIONS
                  EQUIPMENT (1.0%)
       6,000    Boston Technology, Inc.* ......................           $ 177
       5,000    Cellstar Corp.* ...............................             153
       5,000    DSP Group, Inc.* ..............................              74
       4,000    Datum, Inc.* ..................................             124
       9,000    Digital Microwave Corp.* ......................             270
       4,000    Newbridge Networks Corp.* .....................             174
                                                                       --------
                                                                            972

                TELECOMMUNICATION
                  SERVICES (2.3%)
      10,000    Cincinnati Bell, Inc. .........................             315
      40,000    Melita International Corp.* ...................             500
       4,000    Superior TeleCom Inc.* ........................             126
      13,000    Tel-Save Holdings, Inc.* ......................             198
       9,000    Teledata Communications,
                    Ltd.* .....................................             309
      21,000    U.S. Long Distance Corp.* .....................             362
      17,000    World Access, Inc.* ...........................             349
                                                                       --------
                                                                          2,159

                TEXTILE (1.2%)
      16,500    Guilford Mills Inc. ...........................             344
      11,000    Interface Inc. Class "A" ......................             243
       3,500    Linens'N Things, Inc.* ........................             104
      11,000    Westpoint Stevens, Inc.
                    Class "A"* ................................             430
                                                                       --------
                                                                          1,121

                TOBACCO (0.7%)
      20,000    800 Jr. Cigar Inc.* ...........................             415
       8,000    Universal Corp. ...............................             254
                                                                       --------
                                                                            669

                TOILETRIES/COSMETICS
                  (0.3%)
       4,000    American Safety Razor
                    Company * .................................              72
       8,000    Helen of Troy Ltd.* ...........................             205
                                                                       --------
                                                                            277

  Shares or                                                           Value
  Principal                                                       (in thousands
   Amount                                                           except per
(in thousands)                                                    share amount)
--------------------------------------------------------------------------------

                TRUCKING/TRANSPORTATION
                  LEASING (0.9%)
      14,000    Budget Group, Inc. Class "A"* .................           $ 483
       8,000    CNF Transportation Inc. .......................             258
       6,000    Yellow Corporation* ...........................             134
                                                                       --------
                                                                            875
                                                                       --------
                TOTAL COMMON STOCKS
                  AND TOTAL INVESTMENT SECURITIES (93.2%)
                  (Cost $72,484,000) ..........................          89,216
                                                                       --------


REPURCHASE AGREEMENT (9.7%)
(including accrued interest)
     $ 9,300    Collateralized by
                  $7,335,000 U.S.
                  Treasury Notes 11 7/8%,
                  due 11/15/03 with a value
                  of $9,502,000 (with
                  Morgan Stanley & Co., Inc.,
                  5.70%, dated 6/30/97,
                  due 7/1/97, delivery value
                  of $9,301,000) ..............................         $ 9,301

EXCESS OF LIABILITIES OVER
CASH AND RECEIVABLES (-2.9%) ..................................          (2,743)
                                                                       --------
NET ASSETS (100%)   ...........................................        $ 95,774
                                                                       ========

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($95,774,000/6,405,994
shares outstanding) ...........................................         $ 14.95
                                                                       ========

*    Non-income producing
    (ADR)-American Depositary Receipts


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              11

The Value Line Special Situations Fund, Inc.


Statement of Assets
and Liabilities at June 30, 1997 (unaudited)
--------------------------------------------------------------------------------
                                                                    Dollars
                                                                 (in thousands
                                                                  except per
                                                                 share amount)
                                                                 -------------
Assets:
Investment securities, at value
  (Cost-$72,484) ...........................................          $ 89,216
Repurchase agreement (Cost-$9,301) .........................             9,301
Cash .......................................................                62
Receivable for securities sold .............................             1,139
Dividends receivable .......................................                32
Receivable for capital shares sold .........................                 1
                                                                      --------
    Total Assets ...........................................            99,751
                                                                      --------
Liabilities:
Payable for securities purchased ...........................             3,808
Payable for capital shares repurchased .....................                31
Accrued expenses:
  Advisory fee .............................................                57
  Other ....................................................                81
                                                                      --------
    Total Liabilities ......................................             3,977
                                                                      --------
Net Assets .................................................          $ 95,774
                                                                      --------
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 100,000,000, outstanding
  6,405,994 shares) ........................................           $ 6,406
Additional paid-in capital .................................            67,142
Undistributed investment income-net ........................                61
Undistributed net realized gain on
  investments ..............................................             5,433
Unrealized net appreciation of
  investments...............................................            16,732
                                                                      --------
Net Assets .................................................          $ 95,774
                                                                       ========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($95,774,000/6,405,994 shares
  outstanding) .............................................           $ 14.95
                                                                       ========


Statement of Operations
for the six months ended June 30, 1997 (unaudited)
--------------------------------------------------------------------------------
                                                                     Dollars
                                                                 (in thousands)
                                                                   -----------
Investment Income:
Interest ...................................................           $ 379
Dividends (Net of foreign withholding
  taxes of $1) .............................................             179
                                                                     -------
    Total Income ...........................................             558
                                                                     -------
Expenses:
Advisory fee ...............................................             330
Transfer agent .............................................              57
Custodian fees .............................................              28
Auditing and legal fees ....................................              21
Telephone and wire charges .................................              16
Printing and stationery ....................................              15
Postage ....................................................              13
Registration fees ..........................................              12
Directors' fees and expenses ...............................               8
Insurance, dues and other ..................................               3
                                                                     -------
    Total Expenses Before Custody
      Credits ..............................................             503
    Less: Custody Credits ..................................              (3)
                                                                     -------
    Net Expenses ...........................................             500
                                                                     -------
Investment Income-- Net ....................................              58
                                                                     -------
Realized and Unrealized Gain on
  Investments-Net:
  Realized Gain-Net ........................................           1,560
  Change in Unrealized Appreciation ........................           8,717
                                                                     -------
Net Realized Gain and Change in
  Unrealized Appreciation
  on Investments ...........................................          10,277
                                                                     -------
Net Increase in Net Assets
  from Operations ..........................................        $ 10,335
                                                                    ========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
12

                                    The Value Line Special Situations Fund, Inc.


Statement of Changes in Net Assets
for the six  months  ended  June 30,  1997  (unaudited)
and for the year  ended December 31, 1996
--------------------------------------------------------------------------------

                                                                              Six Months Ended           Year Ended
                                                                               June 30, 1997            December 31,
                                                                                (unaudited)                 1996
                                                                               -------------------------------------
                                                                                      (Dollars in thousands)
Operations:
  Investment income--net ..................................................... $    58                     $  1,391
  Realized gain on investments--net ..........................................   1,560                       20,138
  Change in unrealized appreciation ..........................................   8,717                      (14,834)
                                                                               -------------------------------------
  Net increase in net assets from operations .................................  10,335                        6,695
                                                                               -------------------------------------

Distributions to Shareholders:
  Investment income--net .....................................................       --                       (1,389)
  Realized gain from investment transactions--net ............................       --                      (19,846)
                                                                               -------------------------------------
  Total distributions ........................................................      --                      (21,235)
                                                                               -------------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ...............................................   3,081                       17,465
  Proceeds from reinvestment of distributions to shareholders ................      --                       18,857
  Cost of shares repurchased .................................................  (7,236)                     (30,596)
                                                                               -------------------------------------
  (Decrease) Increase from capital share transactions ........................  (4,155)                       5,726
                                                                               -------------------------------------

Total Increase (Decrease) ....................................................   6,180                       (8,814)

Net Assets:
  Beginning of period ........................................................  89,594                       98,408
                                                                               -------------------------------------
  End of period .............................................................. $95,774                     $ 89,594
                                                                               =====================================

Undistributed Investment Income--net, at end of period ....................... $    61                     $      3
                                                                               =====================================


See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                                              13

The Value Line Special Situations Fund, Inc.


Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the- counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

--------------------------------------------------------------------------------
14

                                    The Value Line Special Situations Fund, Inc.


                                                       June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

2. Capital Share  Transactions,  Dividends  and
   Distributions  to  Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                   Six Months
                                                      Ended             Year
                                                    June 30,            Ended
                                                      1997          December 31,
                                                   (unaudited)          1996
                                                   -----------------------------
Shares sold ..................................         231                1,039
Shares issued to shareholders
  in reinvestment of dividends
  and distributions...........................          --                1,436
                                                   -----------------------------
                                                       231                2,475
Shares repurchased ...........................         540                1,820
                                                   -----------------------------
Net (decrease) increase ......................        (309)                 655
                                                   =============================
Dividends per share ..........................       $  --               $.2625
                                                   =============================
Distributions per share from
  net realized gains .........................       $  --              $3.7500
                                                   =============================

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                               Six Months Ended
                                                                 June 30, 1997
                                                                  (unaudited)
                                                               ----------------
                                                                (in thousands)
PURCHASES:
Investment Securities ......................................         $82,625
                                                                    ========
SALES:
Investment Securities ......................................         $78,882
                                                                    ========

At June 30, 1997, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $81,785,000. The aggregate appreciation and depreciation of investments at June 30, 1997, based on a comparison of investment values and their costs for federal income tax purposes, was $17,576,000 and $844,000 respectively, resulting in a net appreciation of $16,732,000.

4.  Investment  Advisory  Contract,   Management  Fees,  and  Transactions  With
    Affiliates

An advisory fee of $330,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the period ended June 30, 1997. This was computed at the rate of 3/4 of 1% of the average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the six months ended June 30, 1997, the Fund paid brokerage commissions totalling $60,887 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies owned 254,000 shares of the Fund's capital stock, representing 4.0% of the outstanding shares at June 30, 1997.

--------------------------------------------------------------------------------
                                                                              15

The Value Line Special Situations Fund, Inc.


Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                          Six Months
                                            Ended                                 Years Ended December 31,
                                         June 30, 1997    --------------------------------------------------------------------------
                                          (unaudited)        1996             1995          1994         1993            1992
                                        --------------    --------------------------------------------------------------------------
Net asset value,
  beginning of period ...............   $     13.34       $    16.24       $    16.15    $    16.95    $    15.69    $     16.41
                                        --------------------------------------------------------------------------------------------
  Income (loss) from investment
    operations:
    Net investment income (loss) ....           .01              .26              .06          (.07)         (.13)          (.05)
    Net gains or losses on securities
      (both realized and unrealized)           1.60              .85             4.58           .23          2.14           (.52)
                                        --------------------------------------------------------------------------------------------
    Total from investment operations           1.61             1.11             4.64           .16          2.01           (.57)
                                        --------------------------------------------------------------------------------------------
  Less distributions:
  Dividends from net investment
    income ..........................          --               (.26)            (.06)         --            --                #
  Distributions from capital gains ..          --              (3.75)           (4.49)         (.96)         (.75)          (.15)
                                        --------------------------------------------------------------------------------------------
  Total distributions ...............          --              (4.01)           (4.55)         (.96)         (.75)          (.15)
                                        --------------------------------------------------------------------------------------------
Net asset value, end of period ......   $     14.95       $    13.34       $    16.24    $    16.15    $    16.95    $     15.69
                                        ============================================================================================
Total return ........................         12.07%+           7.24%           28.96%         1.03%        12.99%         -3.45%
                                        ============================================================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ....................   $    95,774       $   89,594       $   98,408    $   90,180    $   91,388    $   101,094
Ratio of expenses to average
  net assets ........................          1.14%*(1)        1.08%(1)         1.06%         1.10%         1.06%          1.09%
Ratio of net investment income (loss)
  to average net assets .............           .13%*           1.44%            0.32%        (0.46)%        (.79)%         (.33)%
Portfolio turnover rate .............           104%+            146%              10%           37%           39%            43%
Average commissions paid per
  share of common stock
  investment puchased/sold...........   $     .0493(2)    $    .0490(2)


#    Dividend paid was less than one cent per share
(1)  Before offset of custody credits.
(2)  Disclosure effective for fiscal years beginning on or after 9/1/95.
*    Annualized
+    Not annualized.
See Notes to Financial Statements.

--------------------------------------------------------------------------------
16

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           Price Waterhouse LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      Leo R. Futia
                      Charles E. Reed
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Steven E. Grant
                      Vice President
                      Philip Orlando
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).
                                                                       VLF706139